BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 010 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Contributions
Contributions
Participants may make pre-tax contributions from 1 percent up to 50 percent of their eligible compensation, as defined in the plan document, subject to certain limitations under the Internal Revenue Code of 1986, as amended (the Code). Participants may also make designated Roth 401(k) contributions to the Plan. In addition, they may elect to make after-tax contributions up to 5 percent of their eligible compensation; however, Valero does not match these contributions. Total participant contributions cannot exceed 50 percent of eligible compensation.
Any employee may make rollover contributions and eligible Roth 401(k) rollover contributions to the Plan. For the years ended December 31, 2025 and 2024, rollover contributions totaled $169,023 and $315,025, respectively, and were included in participant contributions.

Valero matches 200 percent of the first 3 percent of eligible compensation that a participant contributes on a pre-tax basis or as a Roth 401(k) contribution to the Plan. Valero also matches 100 percent of eligible compensation above 3 percent up to a maximum of 6 percent that participants at the Port Arthur Refinery contribute to the Plan. All employer contributions are made in cash and are invested according to the investment options elected for the participant contributions. Employer contributions receivable as of December 31, 2025 and 2024 were received by the Plan in February 2026 and 2025, respectively.

Plan Expenses
Plan Expenses
Plan administrative expenses, including trustee fees and administrative fees, may be paid by the Plan unless paid by Valero. Valero also provides certain other services at no cost to the Plan. Investment related expenses are included in net appreciation in fair value of investments. Individual participant transaction fees, such as overnight delivery fees, redemption fees, and annual loan maintenance fees, are deducted from the respective participant’s account and are included in benefit payments.

Basis of Presentation	Basis of Presentation General The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (GAAP).
Subsequent Events
Subsequent Events
Management has evaluated subsequent events through June 25, 2026, the date these financial statements were issued. Any material subsequent events that occurred during this time have been properly recognized or disclosed in these financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Valuation of Investments and Income Recognition
Valuation of Investments
The Plan’s investments are stated at fair value as described in Note 3.

Income Recognition
Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date.

Net appreciation (depreciation) in fair value of investments consists of net realized gains and losses on the sale of investments and net unrealized appreciation (depreciation) of investments.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are expensed when they are incurred and are reflected in benefit payments. A loan that has been defaulted upon and not cured within a reasonable period of time may be deemed a distribution from the Plan. The loan balance is reduced and benefit payments are increased after the participant makes final withdrawal from the Plan.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Risks and Uncertainties
Risks and Uncertainties
In general, the Plan’s investments are exposed to various risks, such as interest rate, market, and credit risks. These risks may be impacted by certain external financial, business, and other factors, such as the effects of economic downturns, natural disasters, pandemics, war, or hostilities. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments may occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits. The impact of those risks and factors remains uncertain and depends on future events and developments.